Changes In Accounting Policies - Summary of Impact on Implementation of IFRS 9 and IFRS 15 on Equity and Other Balance Sheet Items (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Non-current assets
Deferred tax assets	kr 23,152	kr 22,251	kr 21,963	kr 16,998	kr 14,411
Current assets
Inventories	29,255	25,547	25,547	31,618	28,605
Contract assets		13,120	13,120	17,773	20,188
Trade receivables	51,172	46,865	48,105	48,358	49,189
Equity
Stockholder's equity	86,978	95,952	96,935	134,582	142,172
Non-current liabilities
Borrowings, non-current	30,870	30,531	30,500	18,653	22,744
Current liabilities
Provisions, current	10,537	6,283	6,283	5,374	3,662
Contract liabilities		29,076	29,076	24,930	20,324
Trade payables	29,883	26,320	26,320	25,844	22,389
Other current liabilities	kr 38,891	kr 35,305	35,305	36,622	kr 42,396
Previously stated [member]
Non-current assets
Deferred tax assets			21,228	15,522		kr 13,183
Current assets
Inventories			24,960	30,307		28,436
Trade receivables			63,210	68,117		71,069
Equity
Stockholder's equity			99,540	139,817		146,525
Non-current liabilities
Borrowings, non-current			30,500	18,653		22,744
Current liabilities
Provisions, current			6,350	5,411		3,662
Trade payables			26,321	25,318		22,389
Other current liabilities			62,370	56,003		58,663
Increase (decrease) due to application of IFRS 15 [member]
Non-current assets
Deferred tax assets			735	1,476		1,228
Current assets
Inventories			587	1,311		169
Contract assets			13,120	17,773		20,188
Trade receivables			(15,105)	(19,759)		(21,880)
Equity
Stockholder's equity			(2,605)	(5,235)		(4,353)
Current liabilities
Provisions, current			(67)	(37)
Contract liabilities			29,076	24,930		20,324
Trade payables			(1)	526
Other current liabilities			(27,065)	kr (19,381)		kr (16,267)
IFRS 9 adjustment [member]
Non-current assets
Deferred tax assets			288
Current assets
Trade receivables			(1,240)
Equity
Stockholder's equity			(983)
Non-current liabilities
Borrowings, non-current			kr 31